Commitments and Contingent Liabilities - Narratives (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ABL Facility [Member]
Loss Contingencies [Line Items]
Letters of Credit Outstanding, Amount	$ 18,190
Subsurface Remediation And Wetlands Management [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	510	$ 770
Subsurface Remediation And Soil Vapor Extraction [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	$ 427	$ 709